Business Organization and Nature of Operations - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 18, 2013 Performance Shares	Sep. 18, 2013 Common Stock	Sep. 18, 2013 Private Placement, Global Options	Dec. 31, 2013 Private Placement, Global Options	Sep. 18, 2013 Walker Digital Holdings, LLC
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of stock acquired by walker digital				37.00%			48.00%
Controlling voting interest owned as a result of change of name							82.20%
Shares of common stock to be received			2,166,667
Offering price of share issued	$ 3.00				$ 3.00	$ 3.00
Stock issued during period shares new issues					3,961,000
Warrants issued to purchase common stock	1,980,318	1,980,318
Stock issued during period value new issues		$ 11,694			$ 11,700
Warrant exercise price	$ 3.00				$ 3.00	$ 3.00
Closing price per share	$ 6.00				$ 6.00	$ 6.00
Number of trading days	20 days				20 days	20 days
Number of consecutive trading days	30 days				30 days	30 days